Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Balance at Dec. 31, 2021	$ 81,038,365	$ 6,406,117	$ (52,322,182)	$ (332,640)	$ 136,579	$ 34,926,239
Balance, shares at Dec. 31, 2021	33,168,946
IfrsStatementLineItems [Line Items]
Shares issued for exercise of stock options	$ 51,875	(25,000)				26,875
Shares issued for exercise of stock options, shares	12,500
Shares issued for exercise of warrants	$ 74,227					74,227
Shares issued for exercise of warrants, shares	16,538
Shares issued for the exercise of RSUs	$ 935,735	(935,735)
Shares issued for the exercise of RSUs, shares	603,547
Share issue costs	$ (5,122)					(5,122)
Share-based payments		2,450,649				2,450,649
Net loss			(11,069,835)			(11,069,835)
Change in fair value of equity investments at FVOCI				(68,281)		(68,281)
Translation of foreign operations					493,413	493,413
Balance at Sep. 30, 2022	$ 82,095,080	7,896,031	(63,392,017)	(400,921)	629,992	26,828,165
Balance, shares at Sep. 30, 2022	33,801,531
Balance at Dec. 31, 2021	$ 81,038,365	6,406,117	(52,322,182)	(332,640)	136,579	34,926,239
Balance, shares at Dec. 31, 2021	33,168,946
IfrsStatementLineItems [Line Items]
Shares issued for exercise of warrants						87,170
Balance at Dec. 31, 2022	$ 83,600,089	7,264,340	(79,976,546)	(431,123)	584,121	11,040,881
Balance, shares at Dec. 31, 2022	34,270,579
Balance at Sep. 30, 2022	$ 82,095,080	7,896,031	(63,392,017)	(400,921)	629,992	26,828,165
Balance, shares at Sep. 30, 2022	33,801,531
IfrsStatementLineItems [Line Items]
Shares issued for exercise of warrants	$ 12,943					12,943
Shares issued for the exercise of RSUs	$ 1,492,066	(1,492,066)
Shares issued for the exercise of RSUs, shares	469,048
Share-based payments		860,375				860,375
Net loss			(16,584,529)			(16,584,529)
Change in fair value of equity investments at FVOCI				(30,202)		(30,202)
Translation of foreign operations					(45,871)	(45,871)
Balance at Dec. 31, 2022	$ 83,600,089	7,264,340	(79,976,546)	(431,123)	584,121	11,040,881
Balance, shares at Dec. 31, 2022	34,270,579
IfrsStatementLineItems [Line Items]
Shares issued for the exercise of RSUs	$ 1,323,551	(1,323,551)
Shares issued for the exercise of RSUs, shares	928,935
Share issue costs	$ (1,786,980)					(1,786,980)
Share-based payments		1,808,302				1,808,302
Net loss			(19,423,475)			(19,423,475)
Change in fair value of equity investments at FVOCI				14,046		14,046
Translation of foreign operations					(108,626)	(108,626)
Shares issued for financing – ATM (“At – the – market”)	$ 1,748,946					1,748,946
Shares issued for financing - ATM ("At - the - market"), shares	650,729
Share issue costs	$ (222,136)					(222,136)
Shares issued for financing	$ 10,856,166					10,856,166
Shares issued for financing, shares	8,000,000
Balance at Sep. 30, 2023	$ 95,519,636	$ 7,749,091	$ (99,400,021)	$ (417,077)	$ 475,495	$ 3,927,124
Balance, shares at Sep. 30, 2023	43,850,243